UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21836

ONEFUND Trust

(Exact name of registrant as specified in charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of principal executive offices)

(Zip code)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL33701

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

ONEFUND S&P 500®

 (INDEX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about ONEFUND S&P 500® for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/onefund/. You can also request this information by contacting us at 1-844-464-6339.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Shares	$13	0.25%

How did the Fund perform during the reporting period?

During the six months ended September 30, 2024, ONEFUND S&P 500® (“INDEX” or the “Fund”) returned +10.29% while the S&P 500® Index grew by +10.42%. The tracking error is primarily due to expenses, trading costs of the Fund, and our our cash management process which can create cash drag.

During the nine months ended September 30, 2024 (YTD 2024), INDEX returned +21.85% while the S&P 500® Index grew by +22.08%. The tracking error is primarily due to expenses, trading costs of the Fund, and our our cash management process which can create cash drag.

During the twelve months ended September 30, 2024, INDEX returned +32.48% while the S&P 500® Index grew by +36.35%. The performance of INDEX relative to the S&P 500® Index showed a large tracking error due primarily to the fact that INDEX changed its benchmark index in November of 2023 from the S&P 500® Equal Weight Index to the S&P 500® Index. Some of the factors leading to the S&P 500 Index’s solid performance in 2024 are strong corporate earnings by the “Magnificent 7” tech companies such as Apple, Microsoft, and Amazon. AI technology also notably influenced the market with companies like Nvidia leading the way. The Fed’s decision to cut interest rates also made borrowing cheaper, encouraging investment and spending.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

ONEFUND S&P 500
S&P 500® Equal Weight Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,818
$26,880
$26,481
Apr-2015
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	ONEFUND S&P 500	S&P 500® Equal Weight Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Sep-2015	$9,168	$9,109	$9,293
Sep-2016	$10,597	$10,580	$10,727
Sep-2017	$12,303	$12,297	$12,723
Sep-2018	$13,999	$14,012	$15,002
Sep-2019	$14,451	$14,489	$15,640
Sep-2020	$14,817	$14,851	$18,009
Sep-2021	$20,764	$20,919	$23,413
Sep-2022	$17,916	$18,088	$19,791
Sep-2023	$20,290	$20,556	$24,069
Sep-2024	$26,880	$26,481	$32,818

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2015)
ONEFUND S&P 500	32.48%	13.22%	11.07%
S&P 500® Equal Weight Index	28.83%	12.82%	10.89%
S&P 500® Index	36.35%	15.98%	13.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$126,705,299
Number of Portfolio Holdings	507
Advisory Fee (net of waivers)	$0
Portfolio Turnover	6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Alphabet, Inc., Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.5%
Health Care
11.5%
Financials
10.9%
Consumer Discretionary
9.9%
Communications
9.6%
Industrials
7.8%
Consumer Staples
5.8%
Energy
3.4%
Utilities
2.4%
Real Estate
2.3%
Materials
2.2%
Exchange-Traded Funds
0.5%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Exchange-Traded Funds	0.5%
Materials	2.2%
Real Estate	2.3%
Utilities	2.4%
Energy	3.4%
Consumer Staples	5.8%
Industrials	7.8%
Communications	9.6%
Consumer Discretionary	9.9%
Financials	10.9%
Health Care	11.5%
Technology	33.5%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/onefund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

ONEFUND S&P 500® - No Load Shares (INDEX)

Semi-Annual Shareholder Report - September 30, 2024

TSR-SAR 093024-INDEX

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

INDEX

ONEFUND S&P 500®

ONEFUND TRUST

FINANCIAL STATEMENTS

September 30, 2024

TICKER SYMBOL INDEX

ONEFUND S&P 500®

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11

ONEFUND S&P 500®	Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.31%
Communications — 9.62%
Airbnb, Inc., Class A(a)	1,121	$142,154
Alphabet, Inc., Class A	15,155	2,513,458
Alphabet, Inc., Class C	12,424	2,077,169
AT&T, Inc.	18,547	408,034
Booking Holdings, Inc.	87	366,454
Charter Communications, Inc., Class A(a)	254	82,316
Comcast Corp., Class A	9,992	417,366
Electronic Arts, Inc.	626	89,793
Expedia Group, Inc.(a)	337	49,883
Fox Corp., Class A	616	26,075
Fox Corp., Class B	340	13,192
GoDaddy, Inc., Class A(a)	364	57,068
Interpublic Group of Companies, Inc.	986	31,187
Match Group, Inc.(a)	700	26,488
Meta Platforms, Inc., Class A	5,651	3,234,859
Netflix, Inc.(a)	1,110	787,290
News Corp., Class A	978	26,044
News Corp., Class B	295	8,245
Omnicom Group, Inc.	510	52,729
Paramount Global, Class B	1,242	13,190
Take-Two Interactive Software, Inc.(a)	408	62,714
T-Mobile US, Inc.	1,268	261,664
Uber Technologies, Inc.(a)	5,434	408,419
VeriSign, Inc.(a)	227	43,121
Verizon Communications, Inc.	10,889	489,025
Walt Disney Co. (The)	4,691	451,227
Warner Bros. Discovery, Inc.(a)	5,711	47,116
		12,186,280
Consumer Discretionary — 9.86%
Amazon.com, Inc.(a)	24,162	4,502,106
Aptiv PLC(a)	718	51,703
AutoZone, Inc.(a)	45	141,752
Axon Enterprise, Inc.(a)	181	72,327
Bath & Body Works, Inc.	582	18,577
Best Buy Co., Inc.	493	50,927
BorgWarner, Inc.	591	21,447
Builders FirstSource, Inc.(a)	317	61,454
Caesars Entertainment, Inc.(a)	555	23,166
CarMax, Inc.(a)	406	31,416
Carnival Corp.(a)	2,593	47,919
Chipotle Mexican Grill, Inc.(a)	3,542	204,090
Copart, Inc.(a)	2,249	117,847
D.R. Horton, Inc.	769	146,703
Darden Restaurants, Inc.	307	50,388
Deckers Outdoor Corp.(a)	396	63,142
Domino’s Pizza, Inc.	90	38,713
eBay, Inc.	1,336	86,987
Ford Motor Co.	10,045	106,075
General Motors Co.	2,971	133,220
Genuine Parts Co.	361	50,424
Hasbro, Inc.	336	24,300
	Shares	Fair Value
Consumer Discretionary (Continued)
Hilton Worldwide Holdings, Inc.	649	$149,595
Home Depot, Inc. (The)	2,565	1,039,338
Las Vegas Sands Corp.	950	47,823
Lennar Corp., Class A	636	119,238
Live Nation Entertainment, Inc.(a)	365	39,964
LKQ Corp.	689	27,505
Lowe’s Companies, Inc.	1,474	399,233
Lululemon Athletica, Inc.(a)	296	80,320
Marriott International, Inc., Class A	635	157,861
Masco Corp.	566	47,510
McDonald’s Corp.	1,856	565,170
MGM Resorts International(a)	703	27,480
Mohawk Industries, Inc.(a)	136	21,852
NIKE, Inc., Class B	3,108	274,748
Norwegian Cruise Lines Holdings Ltd.(a)	1,095	22,458
NVR, Inc.(a)	8	78,494
O’Reilly Automotive, Inc.(a)	150	172,740
Pool Corp.	100	37,680
PulteGroup, Inc.	546	78,367
Ralph Lauren Corp.	100	19,387
Ross Stores, Inc.	866	130,342
Royal Caribbean Cruises Ltd.	607	107,658
Starbucks Corp.	2,931	285,742
Tapestry, Inc.	590	27,718
Tesla, Inc.(a)	7,177	1,877,719
TJX Companies, Inc. (The)	2,923	343,569
Tractor Supply Co.	278	80,879
Ulta Beauty, Inc.(a)	125	48,640
VF Corp.	851	16,977
Wynn Resorts Ltd.	245	23,491
Yum! Brands, Inc.	723	101,010
		12,495,191
Consumer Staples — 5.85%
Altria Group, Inc.	4,413	225,240
Archer-Daniels-Midland Co.	1,373	82,023
Brown-Forman Corp., Class B	465	22,878
Bunge Global SA	374	36,143
Campbell Soup Co.	506	24,754
Church & Dwight Co., Inc.	634	66,392
Clorox Co. (The)	319	51,968
Coca-Cola Co. (The)	10,033	720,971
Colgate-Palmolive Co.	2,114	219,454
Conagra Brands, Inc.	1,230	40,000
Constellation Brands, Inc., Class A	414	106,684
Costco Wholesale Corp.	1,147	1,016,839
Dollar General Corp.	565	47,782
Dollar Tree, Inc.(a)	533	37,481
Estee Lauder Companies, Inc. (The), Class A	599	59,714
General Mills, Inc.	1,462	107,969
Hershey Co. (The)	386	74,027

See Notes to Financial Statements.
Financial Statements | September 30, 2024	1

ONEFUND S&P 500®	Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Fair Value
Consumer Staples (Continued)
Hormel Foods Corp.	746	$23,648
J.M. Smucker Co. (The)	273	33,060
Kellogg Co.	679	54,802
Kenvue, Inc.	4,436	102,605
Keurig Dr Pepper, Inc.	2,681	100,484
Kimberly-Clark Corp.	867	123,357
Kraft Heinz Co. (The)	2,052	72,046
Kroger Co. (The)	1,703	97,582
Lamb Weston Holdings, Inc.	372	24,083
McCormick & Co., Inc., Non-Voting Shares	647	53,248
Molson Coors Brewing Co., Class B	477	27,437
Mondelez International, Inc., Class A	3,455	254,530
Monster Beverage Corp.(a)	1,901	99,175
PepsiCo, Inc.	3,553	604,188
Philip Morris International, Inc.	4,022	488,270
Procter & Gamble Co. (The)	6,089	1,054,615
Sysco Corp.	1,281	99,995
Target Corp.	1,197	186,564
Tyson Foods, Inc., Class A	737	43,896
Walgreens Boots Alliance, Inc.	1,842	16,504
Wal-Mart Stores, Inc.	11,235	907,226
		7,407,634
Energy — 3.38%
APA Corp.	780	19,079
Baker Hughes Co., Class A	2,576	93,122
Chevron Corp.	4,400	647,988
ConocoPhillips	3,004	316,261
Coterra Energy, Inc.	1,936	46,367
Devon Energy Corp.	1,649	64,509
Diamondback Energy, Inc.	461	79,476
Enphase Energy, Inc.(a)	349	39,444
EOG Resources, Inc.	1,471	180,830
EQT Corp.	1,059	38,802
Exxon Mobil Corp.	11,492	1,347,093
First Solar, Inc.(a)	275	68,596
Halliburton Co.	2,291	66,554
Hess Corp.	708	96,146
Kinder Morgan, Inc.	4,977	109,942
Marathon Oil Corp.	1,506	40,105
Marathon Petroleum Corp.	947	154,276
Occidental Petroleum Corp.	1,694	87,309
ONEOK, Inc.	1,499	136,604
Phillips 66	1,107	145,515
Schlumberger Ltd.	3,674	154,124
Targa Resources Corp.	574	84,958
Valero Energy Corp.	876	118,286
Williams Companies, Inc. (The)	3,131	142,930
		4,278,316
	Shares	Fair Value
Financials — 10.95%
Aflac, Inc.	1,355	$151,489
Allstate Corp. (The)	676	128,203
American Express Co.	1,453	394,053
American International Group, Inc.	1,807	132,327
Ameriprise Financial, Inc.	258	121,211
Aon PLC, Class A	562	194,446
Arch Capital Group Ltd.(a)	955	106,845
Arthur J. Gallagher & Co.	558	157,004
Assurant, Inc.	134	26,647
Bank of America Corp.	17,462	692,892
Bank of New York Mellon Corp. (The)	1,954	140,414
Berkshire Hathaway, Inc., Class B(a)	4,738	2,180,713
BlackRock, Inc.	360	341,823
Blackstone Group L.P. (The), Class A	1,863	285,280
Brown & Brown, Inc.	608	62,989
Capital One Financial Corp.	979	146,586
Cboe Global Markets, Inc.	272	55,725
Charles Schwab Corp. (The)	3,864	250,426
Chubb Ltd.	972	280,316
Cincinnati Financial Corp.	404	54,992
Citigroup, Inc.	4,935	308,931
Citizens Financial Group, Inc.	1,200	49,284
CME Group, Inc.	931	205,425
Discover Financial Services	644	90,347
ERIE Indeminty Co., Class A(a)	64	34,548
Everest Re Group, Ltd.	112	43,885
Fifth Third Bancorp	1,753	75,099
Franklin Resources, Inc.	772	15,556
Globe Life, Inc.	220	23,300
Goldman Sachs Group, Inc. (The)	817	404,506
Hartford Financial Services Group, Inc. (The)	768	90,324
Huntington Bancshares, Inc.	3,728	54,802
Intercontinental Exchange, Inc.	1,485	238,550
Invesco Ltd.	1,157	20,317
JPMorgan Chase & Co.	7,359	1,551,718
KeyCorp	2,410	40,368
KKR & Co. LP	1,744	227,732
Loews Corp.	469	37,074
M&T Bank Corp.	428	76,235
Marsh & McLennan Companies, Inc.	1,272	283,771
MetLife, Inc.	1,580	130,318
Morgan Stanley	3,222	335,861
Nasdaq, Inc.	876	63,957
Northern Trust Corp.	528	47,536
PayPal Holdings, Inc.(a)	2,644	206,311
PNC Financial Services Group, Inc. (The)	1,028	190,027
Principal Financial Group, Inc.	565	48,534
Progressive Corp. (The)	1,515	384,446
Prudential Financial, Inc.	929	112,502
Raymond James Financial, Inc.	484	59,271
Regions Financial Corp.	2,378	55,479

See Notes to Financial Statements.
2	www.ONEFUND.io

ONEFUND S&P 500®	Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Fair Value
Financials (Continued)
State Street Corp.	777	$68,741
Synchrony Financial	1,047	52,224
T. Rowe Price Group, Inc.	576	62,744
Travelers Companies, Inc. (The)	587	137,428
Truist Financial Corp.	3,433	146,829
U.S. Bancorp	4,036	184,566
Visa, Inc., Class A	4,321	1,188,059
W.R. Berkley Corp.	783	44,420
Wells Fargo & Co.	8,804	497,338
Willis Towers Watson PLC	264	77,756
		13,870,500
Health Care — 11.54%
Abbott Laboratories	4,500	513,045
AbbVie, Inc.	4,569	902,285
Agilent Technologies, Inc.	754	111,954
Align Technology, Inc.(a)	183	46,541
AmerisourceBergen Corp.	426	95,884
Amgen, Inc.	1,390	447,872
Baxter International, Inc.	1,307	49,627
Becton, Dickinson and Co.	748	180,343
Biogen, Inc.(a)	373	72,302
Bio-Techne Corp.	405	32,372
Boston Scientific Corp.(a)	3,809	319,194
Bristol-Myers Squibb Co.	5,244	271,325
Cardinal Health, Inc.	626	69,186
Catalent, Inc.(a)	465	28,165
Centene Corp.(a)	1,376	103,585
Charles River Laboratories International, Inc.(a)	132	26,000
Cigna Corp.	723	250,476
Cooper Companies, Inc. (The)(a)	512	56,494
CVS Health Corp.	3,254	204,612
Danaher Corp.	1,663	462,346
DaVita, Inc.(a)	139	22,786
Dentsply Sirona, Inc.	545	14,748
DexCom, Inc.(a)	992	66,504
Edwards LifeSciences Corp.(a)	1,561	103,010
Elevance Health, Inc.	600	312,000
Eli Lilly & Co.	2,040	1,807,317
GE HealthCare Technologies, Inc.	1,043	97,886
Gilead Sciences, Inc.	3,220	269,965
GRAIL, Inc.(a)	68	936
HCA Healthcare, Inc.	481	195,493
Henry Schein, Inc.(a)	334	24,349
Hologic, Inc.(a)	604	49,202
Humana, Inc.	315	99,773
IDEXX Laboratories, Inc.(a)	214	108,117
Incyte Corp.(a)	479	31,662
Insulet Corp.(a)	180	41,895
Intuitive Surgical, Inc.(a)	917	450,494
IQVIA Holdings, Inc.(a)	470	111,376
Johnson & Johnson	6,227	1,009,147
Labcorp Holdings, Inc.	219	48,942
	Shares	Fair Value
Health Care (Continued)
McKesson Corp.	335	$165,631
Medtronic PLC	3,318	298,720
Merck & Co., Inc.	6,557	744,613
Mettler-Toledo International, Inc.(a)	55	82,484
Moderna, Inc.(a)	854	57,073
Molina Healthcare, Inc.(a)	149	51,339
PerkinElmer, Inc.	318	40,625
Pfizer, Inc.	14,658	424,203
Quest Diagnostics, Inc.	286	44,402
Regeneron Pharmaceuticals, Inc.(a)	274	288,040
ResMed, Inc.	379	92,521
Solventum Corp.(a)	355	24,751
STERIS PLC	254	61,605
Stryker Corp.	887	320,438
Teleflex, Inc.	121	29,926
Thermo Fisher Scientific, Inc.	988	611,146
UnitedHealth Group, Inc.	2,389	1,396,800
Universal Health Services, Inc., Class B	157	35,955
Vertex Pharmaceuticals, Inc.(a)	668	310,673
Viatris, Inc.	3,088	35,852
Waters Corp.(a)	152	54,703
West Pharmaceutical Services, Inc.	190	57,030
Zimmer Biomet Holdings, Inc.	538	58,077
Zoetis, Inc., Class A	1,172	228,985
		14,624,802
Industrials — 7.78%
3M Co.	1,421	194,251
A.O. Smith Corp.	316	28,386
Allegion PLC	226	32,937
AMETEK, Inc.	594	101,996
Amphenol Corp., Class A	3,115	202,973
Boeing Co. (The)(a)	1,514	230,189
Carrier Global Corp.	2,172	174,824
Caterpillar, Inc.	1,254	490,464
CH Robinson Worldwide, Inc.	300	33,111
Cintas Corp.	886	182,410
CSX Corp.	5,015	173,168
Cummins, Inc.	365	118,183
Deere & Co.	663	276,690
Delta Air Lines, Inc.	1,648	83,702
Dover Corp.	360	69,026
Eaton Corp. PLC	1,030	341,383
Emerson Electric Co.	1,471	160,883
Expeditors International of Washington, Inc.	374	49,144
Fastenal Co.	1,473	105,202
FedEx Corp.	592	162,019
Fortive Corp.	903	71,274
GE Vernova LLC(a)	711	181,291
Generac Holdings, Inc.(a)	158	25,103
General Dynamics Corp.	667	201,567

See Notes to Financial Statements.
Financial Statements | September 30, 2024	3

ONEFUND S&P 500®	Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Fair Value
Industrials (Continued)
General Electric Co.	2,805	$528,967
Honeywell International, Inc.	1,684	348,100
Howmet Aerospace Inc.	1,007	100,952
Hubbell, Inc.	138	59,112
Huntington Ingalls Industries, Inc.	102	26,967
IDEX Corp.	195	41,828
Illinois Tool Works, Inc.	699	183,187
Ingersoll Rand, Inc.	1,042	102,283
Jacobs Solutions, Inc.	323	42,281
JB Hunt Transport Services, Inc.	210	36,189
Johnson Controls International PLC	1,754	136,128
Keysight Technologies, Inc.(a)	450	71,519
L3Harris Technologies, Inc.	488	116,081
Lockheed Martin Corp., Class B	549	320,923
Nordson Corp.	140	36,768
Norfolk Southern Corp.	581	144,379
Northrop Grumman Corp.	356	187,993
Old Dominion Freight Line, Inc.	460	91,374
Otis Worldwide Corp.	1,044	108,513
PACCAR, Inc.	1,346	132,824
Parker-Hannifin Corp.	332	209,764
Pentair PLC	425	41,561
Quanta Services, Inc.	374	111,508
Republic Services, Inc.	526	105,642
Rockwell Automation, Inc.	295	79,196
Rollins, Inc.	723	36,569
Roper Technologies, Inc.	275	153,021
RTX Corp.	3,441	416,911
Snap-on, Inc.	136	39,401
Southwest Airlines Co.	1,536	45,512
Stanley Black & Decker, Inc.	395	43,501
TE Connectivity PLC(a)	795	120,037
Teledyne Technologies, Inc.(a)	121	52,957
Textron, Inc.	504	44,644
Trane Technologies PLC	584	227,018
Transdigm Group, Inc.	145	206,934
Trimble, Inc.(a)	640	39,738
Union Pacific Corp.	1,576	388,451
United Airlines Holdings, Inc.(a)	844	48,159
United Parcel Service, Inc., Class B	1,895	258,364
United Rentals, Inc.	173	140,083
Veralto Corp.	564	63,089
W.W. Grainger, Inc.	114	118,424
Wabtec Corp.	461	83,796
Waste Management, Inc.	945	196,182
Xylem, Inc.	620	83,719
		9,860,725
Materials — 2.20%
Air Products & Chemicals, Inc.	575	171,201
Albemarle Corp.	302	28,602
Amcor PLC	3,720	42,148
Avery Dennison Corp.	207	45,697
Ball Corp.	811	55,074
	Shares	Fair Value
Materials (Continued)
Celanese Corp.	258	$35,078
CF Industries Holdings, Inc.	492	42,214
Corteva, Inc.	1,806	106,175
Dow, Inc.	1,808	98,771
DuPont de Nemours, Inc.	1,107	98,645
Eastman Chemical Co.	302	33,809
Ecolab, Inc.	653	166,730
FMC Corp.	321	21,167
Freeport-McMoRan, Inc.	3,691	184,254
International Flavors & Fragrances, Inc.	657	68,939
International Paper Co.	891	43,525
Linde PLC	1,243	592,736
LyondellBasell Industries N.V., Class A	659	63,198
Martin Marietta Materials, Inc.	159	85,582
Mosaic Co. (The)	841	22,522
Newmont Corp.	2,966	158,533
Nucor Corp.	633	95,166
Packaging Corporation of America	229	49,327
PPG Industries, Inc.	607	80,403
Sherwin-Williams Co. (The)	600	229,002
Smurfit WestRock PLC	661	32,667
Steel Dynamics, Inc.	391	49,297
Vulcan Materials Co.	342	85,647
		2,786,109
Real Estate — 2.25%
Alexandria Real Estate Equities, Inc.	405	48,094
American Tower Corp.	1,208	280,933
AvalonBay Communities, Inc.	365	82,216
Boston Properties, Inc.	372	29,931
Camden Property Trust	275	33,971
CBRE Group, Inc., Class A(a)	765	95,227
Crown Castle International Corp.	1,116	132,391
Digital Realty Trust, Inc.	779	126,066
Equinix, Inc.	246	218,357
Equity Residential	888	66,120
Essex Property Trust, Inc.	165	48,744
Extra Space Storage, Inc.	544	98,023
Federal Realty Investment Trust	189	21,729
Healthpeak Properties, Inc.	1,822	41,669
Host Hotels & Resorts, Inc.	1,816	31,962
Invitation Homes, Inc.	1,481	52,220
Iron Mountain, Inc.	751	89,241
Kimco Realty Corp.	1,714	39,799
Mid-America Apartment Communities, Inc.	300	47,670
Prologis, Inc.	2,395	302,440
Public Storage	407	148,095
Realty Income Corp.	2,140	135,719
Regency Centers Corp.	423	30,553
SBA Communications Corp., Class A	278	66,915
Simon Property Group, Inc.	839	141,808
UDR, Inc.	779	35,320

See Notes to Financial Statements.
4	www.ONEFUND.io

ONEFUND S&P 500®	Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Fair Value
Real Estate (Continued)
Ventas, Inc.	1,036	$66,439
VICI Properties, Inc.	2,663	88,705
Welltower, Inc.	1,497	191,661
Weyerhaeuser Co.	1,878	63,589
		2,855,607
Technology — 33.47%
Accenture PLC, Class A	1,620	572,638
Adobe, Inc.(a)	1,147	593,894
Advanced Micro Devices, Inc.(a)	4,186	686,839
Akamai Technologies, Inc.(a)	388	39,169
Amentum Holdings, Inc.(a)	323	10,417
Analog Devices, Inc.	1,284	295,538
ANSYS, Inc.(a)	224	71,373
Apple, Inc.	39,328	9,163,425
Applied Materials, Inc.	2,142	432,791
Arista Networks, Inc.(a)	666	255,624
Autodesk, Inc.(a)	551	151,789
Automatic Data Processing, Inc.	1,055	291,950
Broadcom, Inc.	12,041	2,077,074
Broadridge Financial Solutions, Inc.	303	65,154
Cadence Design Systems, Inc.(a)	708	191,889
CDW Corp.	345	78,074
Cisco Systems, Inc.	10,421	554,606
Cognizant Technology Solutions Corp., Class A	1,282	98,945
Corning, Inc.	1,976	89,216
Corpay, Inc.(a)	186	58,173
CoStar Group, Inc.(a)	1,051	79,287
Crowdstrike Holdings, Inc., Class A(a)	597	167,441
Dayforce, Inc.(a)	402	24,623
Dell Technologies, Inc., Class C	744	88,194
EPAM Systems, Inc.(a)	149	29,655
Equifax, Inc.	317	93,154
F5, Inc.(a)	151	33,250
FactSet Research Systems, Inc.	98	45,065
Fair Isaac Corp.(a)	64	124,385
Fidelity National Information Services, Inc.	1,525	127,718
Fiserv, Inc.(a)	1,489	267,499
Fortinet, Inc.(a)	1,640	127,182
Garmin Ltd.	394	69,356
Gartner, Inc.(a)	201	101,859
Gen Digital, Inc.	1,443	39,581
Global Payments, Inc.	670	68,621
Hewlett Packard Enterprise Co.	3,346	68,459
HP, Inc.	2,244	80,492
Intel Corp.	11,037	258,928
International Business Machines Corp.	2,383	526,834
Intuit, Inc.	723	448,983
Jabil, Inc.	328	39,304
Jack Henry & Associates, Inc.	188	33,190
Juniper Networks, Inc.	828	32,275
	Shares	Fair Value
Technology (Continued)
KLA Corp.	348	$269,495
Lam Research Corp.	337	275,019
Leidos Holdings, Inc.	354	57,702
MarketAxess Holdings, Inc.	98	25,108
MasterCard, Inc., Class A	2,134	1,053,768
Microchip Technology, Inc.	1,391	111,683
Micron Technology, Inc.	2,868	297,440
Microsoft Corp.	19,227	8,273,378
Monolithic Power Systems, Inc.	124	114,638
Moody’s Corp.	405	192,209
Motorola Solutions, Inc.	432	194,240
MSCI, Inc.	204	118,918
NetApp, Inc.	530	65,460
NVIDIA Corp.	63,632	7,727,471
NXP Semiconductors NV	663	159,127
ON Semiconductor Corp.(a)	1,100	79,871
Oracle Corp.	4,134	704,434
Palantir Technologies, Inc., Class A(a)	5,208	193,738
Palo Alto Networks, Inc.(a)	838	286,428
Paychex, Inc.	824	110,573
Paycom Software, Inc.	124	20,655
PTC, Inc.(a)	308	55,643
Qorvo, Inc.(a)	248	25,618
Qualcomm, Inc.	2,882	490,084
S&P Global, Inc.	828	427,761
Salesforce, Inc.	2,506	685,917
Seagate Technology PLC	501	54,875
ServiceNow, Inc.(a)	533	476,710
Skyworks Solutions, Inc.	412	40,693
Super Micro Computer, Inc.(a)	125	52,050
Synopsys, Inc.(a)	396	200,530
Teradyne, Inc.	393	52,634
Texas Instruments, Inc.	2,362	487,918
Tyler Technologies, Inc.(a)	108	63,042
Verisk Analytics, Inc.	373	99,949
Western Digital Corp.(a)	835	57,022
Zebra Technologies Corp., Class A(a)	132	48,882
		42,404,596
Utilities — 2.41%
AES Corp.	1,723	34,563
Alliant Energy Corp.	657	39,873
Ameren Corp.	677	59,210
American Electric Power Co., Inc.	1,353	138,818
American Water Works Co., Inc.	501	73,266
Atmos Energy Corp.	388	53,819
CenterPoint Energy, Inc.	1,625	47,808
CMS Energy Corp.	758	53,538
Consolidated Edison, Inc.	888	92,467
Constellation Energy Corp.	809	210,356
Dominion Energy, Inc.	2,154	124,480
DTE Energy Co.	531	68,186
Duke Energy Corp.	1,997	230,254
Edison International	987	85,958

See Notes to Financial Statements.
Financial Statements | September 30, 2024	5

ONEFUND S&P 500®	Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Fair Value
Utilities (Continued)
Entergy Corp.	544	$71,596
Evergy, Inc.	591	36,648
Eversource Energy	899	61,177
Exelon Corp.	2,562	103,889
FirstEnergy Corp.	1,329	58,941
NextEra Energy, Inc.	5,314	449,193
Nisource, Inc.	1,064	36,868
NRG Energy, Inc.	581	52,929
PG&E Corp.	5,491	108,557
Pinnacle West Capital Corp.	292	25,868
PPL Corp.	1,897	62,753
Public Service Enterprise Group, Inc.	1,283	114,456
Sempra Energy	1,620	135,481
Southern Co. (The)	2,828	255,029
WEC Energy Group, Inc.	812	78,098
Xcel Energy, Inc.	1,420	92,726
		3,056,805
Total Common Stocks (Cost $80,154,041)		125,826,565
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.54%
SPDR® S&P 500® ETF Trust	1,196	$686,217
Total Exchange-Traded Funds (Cost $620,565)		686,217

Total Investments — 99.85% (Cost $80,774,606)		126,512,782

Other Assets in Excess of Liabilities — 0.15%		192,517

NET ASSETS — 100.00%		$126,705,299

(a)	Non-income producing security.

See Notes to Financial Statements.
6	www.ONEFUND.io

ONEFUND S&P 500®	Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value (cost $80,774,606)	$126,512,782
Receivable for fund shares sold	242,970
Receivable for investments sold	1,257,175
Dividends receivable	68,947
Tax reclaims receivable	376
Receivable from Investment Adviser	88,774
Prepaid expenses	14,872
Total Assets	128,185,896
LIABILITIES:
Bank overdraft	101,379
Payable for fund shares redeemed	36,389
Payable for investments purchased	1,293,862
Payable to Administrator	16,650
Payable to trustees	3,509
Other accrued expenses	28,808
Total Liabilities	1,480,597
NET ASSETS	$126,705,299

NET ASSETS CONSIST OF:
Paid-in capital	80,065,718
Accumulated earnings	46,639,581
NET ASSETS	$126,705,299
Shares of beneficial interest outstanding, without par value	2,304,644
Net asset value, offering and redemption price per share	$54.98

See Notes to Financial Statements.
Financial Statements | September 30, 2024	7

ONEFUND S&P 500®	Statement of Operations
For the six months ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $293)	$810,565
Total investment income	810,565

EXPENSES:
Investment Adviser fees (Note 3)	147,159
Fund accounting and administration fees	56,950
Legal fees	50,691
Chief compliance officer fees	28,451
Insurance expenses	21,484
Transfer agent fees	20,851
Registration expenses	20,258
Printing and postage expenses	14,456
Custodian fees	11,785
Audit and tax preparation fees	9,793
Pricing	5,699
Trustee fees and expenses	588
Miscellaneous expenses	16,945
Total expenses	405,110
Fees waived/reimbursed by Investment Adviser (Note 3)	(257,471)
Net operating expenses	147,639
NET INVESTMENT INCOME:	662,926

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on Investments	138,446
Net change in unrealized gain on investments	10,959,584
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	11,098,030
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,760,956

See Notes to Financial Statements.
8	www.ONEFUND.io

ONEFUND S&P 500®	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$662,926	$1,550,187
Net realized gain on investments	138,446	3,395,468
Net change in unrealized appreciation on investments	10,959,584	13,073,375
Net increase in net assets resulting from operations	11,760,956	18,019,030

Distributions to shareholders from earnings	–	(1,640,220)

CAPITAL TRANSACTIONS
Proceeds from shares sold	11,728,745	20,046,695
Reinvestment of distributions	–	1,618,975
Amount paid for shares redeemed	(10,594,798)	(25,686,500)
Proceeds from redemption fees(a)	697	2,327
Net increase (decrease) in net assets resulting from capital transactions	1,134,644	(4,018,502)
Total Increase in Net Assets	12,895,600	12,360,308

NET ASSETS
Beginning of period	113,809,699	101,449,391
End of period	$126,705,299	$113,809,699

SHARE TRANSACTIONS
Shares sold	228,763	450,122
Shares issued in reinvestment of distributions	–	36,381
Shares redeemed	(207,376)	(576,925)
Net increase (decrease) in shares outstanding	21,387	(90,422)

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Financial Statements | September 30, 2024	9

ONEFUND S&P 500®	Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
SELECTED PER SHARE DATA
Net asset value, beginning of period	$49.85		$42.74	$47.16	$42.58	$25.34	$31.19

Investment operations:
Net investment income(a)	0.29		0.66	0.71	0.63	0.56	0.60
Net realized and unrealized gain (loss) on investments	4.84		7.16	(3.78)	4.83	17.25	(5.90)
Total from investment operations	5.13		7.82	(3.07)	5.46	17.81	(5.30)

Less distributions to shareholders from:
Net investment income	–		(0.71)	(0.50)	(0.53)	(0.58)	(0.55)
Net realized gains	–		–	(0.85)	(0.35)	–	–
Total distributions	–		(0.71)	(1.35)	(0.88)	(0.58)	(0.55)

Paid in capital from redemption fees	–		– (b)	– (b)	– (b)	0.01	– (b)
Net asset value, end of period	$54.98		$49.85	$42.74	$47.16	$42.58	$25.34

Total Return(c)	10.29	%(d)	18.48%	(6.52)%	12.83%	70.67%	(17.44)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$126,705		$113,810	$101,449	$102,267	$70,202	$39,322
Ratio of expenses to average net assets after expense waiver	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver	0.69	%(e)	0.71%	0.65%	0.66%	0.86%	1.12%
Ratio of net investment income to average net assets after expense waiver	1.12	%(e)	1.50%	1.66%	1.37%	1.61%	1.87%

Portfolio turnover rate	6	%(d)	81%	42%	60%	96%	76%

(a)	Calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.
10	www.ONEFUND.io

ONEFUND S&P 500®	Notes to Financial Statements
September 30, 2024 (Unaudited)

1.	ORGANIZATION

The ONEFUND S&P 500® (formerly known as the ONEFUND S&P 500® Equal Weight Index) (the “Fund”) is a separate series of ONEFUND TRUST (formerly known as Index Funds), an open‐end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has two series, one of which is covered by this report. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services‐Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex‐dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short‐term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short‐term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over‐the‐counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2024, there were no securities that were internally fair valued.

Fair Value Measurements — A three‐tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Financial Statements | September 30, 2024	11

ONEFUND S&P 500®	Notes to Financial Statements
September 30, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$125,826,565	$–	$–	$125,826,565
Exchange-Traded Funds	686,217	–	–	686,217
TOTAL	$126,512,782	$–	$–	$126,512,782

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses — The Fund bears expenses incurred specifically for the Fund and general Trust expenses. Expenses of the Trust which are not attributable to a specific series are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex‐dividend date.

Fees on Redemptions — The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short‐term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes — As of and during the six months ended September 30, 2024 the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax‐exempt income, if any, for its tax year ended March 31, 2024. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

3.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. Mike Willis, an officer and trustee of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis,

12	www.ONEFUND.io

ONEFUND S&P 500®	Notes to Financial Statements
September 30, 2024 (Unaudited)

but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2025, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses — Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out‐of‐pocket expenses. Administrator fees paid by the Fund for the six months ended September 30, 2024 are disclosed in the Statement of Operations.

Transfer Agent and Shareholder Services Agreement — Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the year ended September 30, 2024 are disclosed in the Statement of Operations.

Compliance Services — PINE Advisor Solutions (“PINE”) provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between PINE and the Trust. Under the terms of such agreement, PINE receives fees from the Fund, which are approved annually by the Board. Prior to June 29, 2023, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provided a Chief Compliance Officer to the Trust, as well as related compliance services.

Distributor — The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short‐term securities, are shown below for the six months ended September 30, 2024.

	Cost of Investments Purchased	Proceeds from Investments Sold
ONEFUND S&P 500®	$8,991,960	$7,083,204

5.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended March 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
ONEFUND S&P 500®	$1,640,220	$–

As of September 30, 2024, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
ONEFUND S&P 500®	$45,053,296	$(568,650)	$44,484,646	$82,028,136

Financial Statements | September 30, 2024	13

ONEFUND S&P 500®	Notes to Financial Statements
September 30, 2024 (Unaudited)

The difference between book basis and tax basis cost is primarily attributable to wash sales.

At March 31, 2024, components of distributable earnings on a tax basis were as follows:

ONEFUND S&P 500®
Accumulated ordinary income	$733,930
Accumulated long term capital gains	619,633
Net unrealized appreciation on investments	33,525,062
Total	$34,878,625

Capital Losses — As of March 31, 2024, the Fund did not have any short‐term and long‐term capital loss carryforwards. During the fiscal year ended March 31, 2024, the Fund utilized short‐term and long‐term capital loss carryforwards of $466,593 and $687,454, respectively.

6.	BENEFICIAL OWNERSHIP

As of September 30, 2024, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

ONEFUND S&P 500®	Percentage
Charles Schwab & Co.	70%

7.	SECTOR EMPHASIS RISK

The Fund, from time to time, may invest 25% or more of its net assets of in one or more sectors, subjecting the Fund to sector emphasis risk, which is a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the Fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors have particular risks that may not affect other sectors. As of September 30, 2024, the Fund had 33.47% of the value of its net assets invested in stocks within the Technology sector.

8.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

9.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14	www.ONEFUND.io

Must be accompanied or preceded by a Prospectus. ONEFUND
TRUST is distributed by Ultimus Fund Distributors, LLC. ONEFUND
TRUST and Ultimus Fund Distributors, LLC are not affiliated.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	NOT APPLICABLE.

(b)	NOT APPLICABLE.

Item 19. Exhibits.

(a)(1)	NOT APPLICABLE – disclosed with annual report.

(a)(2)	NOT APPLICABLE.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	NOT APPLICABLE.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ONEFUND Trust

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/9/2024

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, Treasurer and Principal Financial Officer

Date	12/9/2024